ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Sep. 30, 2013
Details of Company's Subsidiaries and Variable Interest Entities

As of September 30, 2013, details of the Company’s subsidiaries, its VIE and VIE’s subsidiaries were as follows:

Company	Date of establishment	Place of establishment	Percentage of legal ownership by the Company	Principal activities

Subsidiaries:
China Distance Education Limited (“CDEL Hong Kong”)	March 13, 2003	Hong Kong	100%	Investment holding
Practice Enterprises Network China International Links Limited (“Pencil”)	February 23, 2010	Hong Kong	100%	Inactive
DL Education Service , LLC (“DL Education”)	September 27, 2012	US	100%	Inactive
Beijing Champion Distance Education Technology Co., Ltd. (“Champion Technology”)	January 5, 2004	PRC	100%	Provision of technical support and consultancy services and course production
Beijing Champion Education Technology Co., Ltd. (“Champion Education Technology”)	April 23, 2007	PRC	100%	Software licensing and course production
Variable interest entity:
Beijing Champion Hi-Tech Co., Ltd. (“Beijing Champion”)	July 12, 2000	PRC	Nil	Provision of online education services and sales of books and reference materials

Subsidiaries of variable interest entity:
Beijing Caikaowang Company Ltd. (“Caikaowang”)	November 28, 2007	PRC	Nil	Provision of online education services
Beijing Champion Wangge Education Technology Co., Ltd. (“Champion Wangge”)	June 24, 2008	PRC	Nil	Provision of online education services
Beijing Zhengbao Yucai Education Technology Co., Ltd. (“Zhengbao Yucai”)	February 19, 2009	PRC	Nil	Provision of start-up training services
Beijing Haidian District Champion Training School (“Champion Training School”)	February 19, 2009	PRC	Nil	Provision of online and offline education services

Financial Information of Company's VIE and VIE's Subsidiaries

The following financial information of the Company’s VIE and VIE’s subsidiaries as of September 30, 2012 and 2013 and for each of the three years in the period ended September 30, 2013 was included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances within VIE and VIE’s subsidiaries:

	As of September 30,
	2012	2013
	US$	US$

Cash and cash equivalents	15,798	39,706
Prepayment and other current assets	3,311	3,839
Total current assets	29,581	54,575
Total assets	47,381	72,515
Deferred revenue	9,408	17,120
Total current liabilities	24,041	38,442
Total liabilities	24,041	38,442
Total equity	23,340	34,073

	For the years ended September 30,
	2011	2012	2013
	US$	US$	US$

Revenues	42,510	52,005	70,942

Net income (1)	7,365	14,944	21,062

Net cash provided by operating activities	2,860	6,958	25,755

Net cash (used in)/provided by investing activities	(2,137)	549	(2,521)

Effects of exchange rate changes	481	183	674

(1)	This is net income before service fees charged by Champion Technology and Champion Education Technology.